Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities consist of the following (in thousands):

	June 30,	December 31,
	2019	2018
Accrued compensation and other payroll liabilities	$20	$137
Legal costs	269	106
Accrued interest	—	43
Lease liability	18	—
Other research and development expenses	54	135
Other general and administrative expenses	21	17
Total	$382	$438

Accrued liabilities consist of the following (in thousands):

	As of December 31,
	2018	2017
Accrued compensation and other payroll liabilities	$137	$306
Legal costs	106	91
Accrued interest	43	38
Other research and development expenses	135	522
Other general and administrative expenses	17	53
Total	$438	$1,010